UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

April 30, 2026

Fidelity Growth and Guaranteed Income® Annuity

Issued by Fidelity Investments Life Insurance Company

(“FILI”)

This Updating Summary Prospectus summarizes key features of Fidelity Growth and Guaranteed Income® Annuity, an individual, single premium, deferred variable annuity contract with a guaranteed withdrawal for life benefit. This Updating Summary Prospectus also provides a summary of certain Contract features that have changed.

The prospectus for Fidelity Growth and Guaranteed Income® contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.dfinview.com/Fidelity/PUFT/FGGI. You can also obtain this information at no cost by calling 1-800-634-9361 or by sending an email to filifunddocuments@fidelity.com.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Phase – The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit – A unit of measure used prior to the Annuity Date to calculate the value of your contract in a Subaccount.

Accumulation Unit Value – The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants – The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date – A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner’s 95th birthday.

Base Contract Expenses – Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Code – The Internal Revenue Code of 1986, as amended.

Contract – The annuity contract described in this prospectus.

Contract Anniversary – The same month and day as the Contract Date in each later year.

Contract Date – The date your Contract becomes effective. We show this date in your Contract.

Contract Value – The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year – A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges – Transfers of values among the Subaccounts.

Funds – The mutual fund portfolios in which the Subaccount invests.

Gross Withdrawal – The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount (“GWB Amount”) – The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1⁄2.

Guaranteed Withdrawal Benefit Value (“GWB Value”) – The value we use to determine your GWB Amount.

Income Phase – The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA – Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Non-qualified Contract – An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code. This type of Contract may be purchased with money from any source.

Owner(s) – also “You” or “Your” – The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment – The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract – A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts – The divisions of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return – A measure of the investment performance for a Subaccount from one Valuation Period to the next.

Valuation Period – The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business (normally 4 p.m. Eastern Time) each day that the New York Stock Exchange is open for trading.

Variable Account – Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage – The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1⁄2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your – The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated 4/30/2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

Fund Performance and Expenses	For updated Fund performance and expense information, see Appendix A: Funds Available Under the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	We assess a 2% Surrender Charge (assessed against the amount withdrawn) on Withdrawals during the first five Contract Years unless a waiver applies.			Fee Tables
Are There Transaction Charges?	No
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.
FOR CONTRACTS PURCHASED ON OR AFTER JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.25%[1]	1.25%[1]
	Base Contract (with 2 Annuitants)	1.40%[1]	1.40%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.68%[2]
1 As a percentage of the average Contract Value.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,564		Highest Annual Cost $1,840
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.40% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

FOR CONTRACTS PURCHASED PRIOR TO JANUARY 1, 2009

	Annual Fee	Minimum	Maximum	Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Base Contract (with 1 Annuitant)	1.10%[1]	1.10%[1]
	Base Contract (with 2 Annuitants)	1.25%[1]	1.25%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.68%[2]
1 As a percentage of the average Contract Value.
2 As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $1,439		Highest Annual Cost $1,719
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.10% and least expensive Fund fee • No Sales Charge • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Base Contract Expense of 1.25% and most expensive Fund fee • No Sales Charge • No transfers or withdrawals

RISKS				Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.			1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?

No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because tax deferral and the Contract’s Guaranteed Withdrawal Benefit for Life feature are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

Withdrawals may be subject to Surrender Charges, and certain withdrawals can significantly reduce the value of the Guaranteed Withdrawal Benefit for Life feature.

1. Principal Risks of Investing in the Contract 4(c). Guaranteed Withdrawal Benefit for Life 6. Making Withdrawals

RISKS		Location in Prospectus
What Are the Risks Associated with the Investment Options?

•

An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•

Performance will vary based on the performance of the Subaccount(s) you select.

•

Each Subaccount will have its own unique risks.

•

You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•

Additional Purchase Payments are not allowed.

•

You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.

•

Exchanges by telephone and/or Internet are limited to four days in each calendar year.

•

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•

We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(a). Purchase of a Contract 5. Making Exchanges among Subaccounts 5(f). FILI policies Regarding Frequent Trading 11(a). Changes in Subaccounts
Are There Any Restrictions on Contract Benefits?

Yes, there are:

•

We will not pay any Beneficiary their portion of the Death Benefit until we have determined the number of Beneficiaries entitled to receive payment and received all required forms in good order.

•

Important conditions and limitations apply to the Guaranteed Withdrawal Benefit for Life feature, including: withdrawals that exceed the GWB Amount or taken before the youngest Annuitant reaches age 59 1⁄2 may significantly reduce the GWB Amount in future Contract Years.

•

We reserve the right modify or terminate certain benefits available under the Contract.

4. Benefits Available Under the Contract

TAXES	Location in Prospectus
What Are the Contract’s Tax Implications?

•

Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•

If you purchased the Contract through a tax qualified plan or individual retirement account (IRA), you do not get any additional tax benefit from this Contract.

•

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 9. Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?

Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.

2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?

Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

“Replacement of Contracts” under 3(a). Purchase of a Contract

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FGGI. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Product (“VIP”) Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	15.16%	9.43%	11.04%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio[1] Adviser: Fidelity Management & Research Company LLC	0.28%	4.10%	3.08%	2.01%

[1]	You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Subaccount at any time.
*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

This Summary Prospectus incorporates by reference the prospectus and the Statement of Additional Information (SAI), both dated April 30, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000049509

GMWB-USP-0426

1.9919755.101